Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ 55,281,218	$ (63,922,256)	$ (8,641,038)
Balance, shares at Dec. 31, 2018	2,932
Shares and warrants issued for cash		254,912		254,912
Shares and warrants issued for cash, shares	1,416
Shares issued in exchange for notes payable and accrued interest	$ 2	5,721,358		5,721,360
Shares issued in exchange for notes payable and accrued interest, shares	15,074
Shares issued in satisfaction of accrued consulting services		7,200		7,200
Shares issued in satisfaction of accrued consulting services, shares	2
Shares issued and recorded as debt discount in connection with a note payable issuances and extensions		61,220		61,220
Shares issued and recorded as debt discount in connection with a note payable issuances and extensions, shares	20
Reclassification of derivative liabilities to equity		2,809,565		2,809,565
Shares issued in satisfaction of bankruptcy allowable claims
Stock-based compensation:
- common stock		30,000		30,000
- common stock, shares	19
- options and warrants		1,628,525		1,628,525
Net loss			(14,647,890)	(14,647,890)
Ending balance, value at Dec. 31, 2019	$ 2	65,793,998	(78,570,146)	(12,776,146)
Ending balance, shares at Dec. 31, 2019	19,463
Shares and warrants issued for cash		10,000		10,000
Shares and warrants issued for cash, shares	250
Shares issued in exchange for notes payable and accrued interest	$ 38	2,558,894		2,558,932
Shares issued in exchange for notes payable and accrued interest, shares	378,950
Stock-based compensation:
- options		221,881		221,881
Net loss			(7,550,772)	(7,550,772)
Ending balance, value at Mar. 31, 2020	$ 40	68,584,773	(86,120,918)	(17,536,105)
Ending balance, shares at Mar. 31, 2020	398,663
Beginning balance, value at Dec. 31, 2019	$ 2	65,793,998	(78,570,146)	(12,776,146)
Balance, shares at Dec. 31, 2019	19,463
Stock-based compensation:
Net loss				(4,675,112)
Ending balance, value at Jun. 30, 2020	$ 40	68,804,037	(83,245,258)	(14,441,181)
Ending balance, shares at Jun. 30, 2020	398,663
Beginning balance, value at Dec. 31, 2019	$ 2	65,793,998	(78,570,146)	(12,776,146)
Balance, shares at Dec. 31, 2019	19,463
Shares and warrants issued for cash		10,000		10,000
Shares and warrants issued for cash, shares	250
Shares issued in exchange for notes payable and accrued interest	$ 39	2,558,893		2,558,932
Shares issued in exchange for notes payable and accrued interest, shares	378,950
Shares issued in cashless exercise of warrants	$ 5	(5)
Shares issued in cashless exercise of warrants, shares	54,449
Shares issued in satisfaction of bankruptcy allowable claims	$ 26	14,381,233		14,381,259
Shares issued in satisfaction of bankruptcy allowable claims, shares	262,432
Fair market value of beneficial conversion feature and warrants issued convertible notes payable instruments		5,075,449		5,075,449
Stock-based compensation:
- options		691,701		691,701
Net loss			(11,272,687)	(11,272,687)
Ending balance, value at Dec. 31, 2020	$ 72	88,511,269	(89,842,833)	(1,331,492)
Ending balance, shares at Dec. 31, 2020	715,544
Beginning balance, value at Mar. 31, 2020	$ 40	68,584,773	(86,120,918)	(17,536,105)
Balance, shares at Mar. 31, 2020	398,663
Stock-based compensation:
- options		219,264		219,264
Net loss			2,875,660	2,875,660
Ending balance, value at Jun. 30, 2020	$ 40	68,804,037	(83,245,258)	(14,441,181)
Ending balance, shares at Jun. 30, 2020	398,663
Beginning balance, value at Dec. 31, 2020	$ 72	88,511,269	(89,842,833)	(1,331,492)
Balance, shares at Dec. 31, 2020	715,544
Shares issued in exchange for notes payable and accrued interest		213,673		213,673
Shares issued in exchange for notes payable and accrued interest, shares	4,852
Shares issued in cashless exercise of warrants	$ 7	(7)
Shares issued in cashless exercise of warrants, shares	73,582
Stock-based compensation:
- restricted share units		179,098		179,098
- options		13,897,669		13,897,669
Net loss			(15,653,330)	(15,653,330)
Ending balance, value at Mar. 31, 2021	$ 79	102,801,702	(105,496,163)	(2,694,382)
Ending balance, shares at Mar. 31, 2021	793,978
Beginning balance, value at Dec. 31, 2020	$ 72	88,511,269	(89,842,833)	(1,331,492)
Balance, shares at Dec. 31, 2020	715,544
Shares and warrants issued for cash, shares	113,332
Stock-based compensation:
Net loss				(19,715,925)
Ending balance, value at Jun. 30, 2021	$ 84	105,749,733	(109,558,758)	(3,808,941)
Ending balance, shares at Jun. 30, 2021	836,945
Beginning balance, value at Mar. 31, 2021	$ 79	102,801,702	(105,496,163)	(2,694,382)
Balance, shares at Mar. 31, 2021	793,978
Shares issued in exchange for notes payable and accrued interest		103,703		103,703
Shares issued in exchange for notes payable and accrued interest, shares	3,217
Shares issued in cashless exercise of warrants	$ 5	(82,136)		(82,131)
Shares issued in cashless exercise of warrants, shares	39,750
Stock-based compensation:
- restricted share units		1,164,135		1,164,135
- options		1,762,329		1,762,329
Net loss			(4,062,595)	(4,062,595)
Ending balance, value at Jun. 30, 2021	$ 84	$ 105,749,733	$ (109,558,758)	$ (3,808,941)
Ending balance, shares at Jun. 30, 2021	836,945